Accounting policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 km Hours	Feb. 29, 2024
Translation of amounts from Renminbi to the US Dollar [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Convenience translation exchange rate per US$1.00		7.1036
Bottom of range [member] | On-Road Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	3 months
Warranty mileage | km	5,000
Bottom of range [member] | Other Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	2 months
Product warranty running hours | Hours	300
Top of range [member] | On-Road Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	36 months
Warranty mileage | km	300,000
Top of range [member] | Other Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	60 months
Product warranty running hours | Hours	15,000